FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               FORM 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: December 31, 2005

                Check here if Amendment [ ]; Amendment Number: __

                        This Amendment (Check only one):
                              [ ] is a restatement
                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Sandell Asset Management Corp.
Address:  40 West 57th Street, New York, NY 10019

13F File Number:  28-06499

 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Michael Fischer
Title:  General Counsel and Secretary
Phone:  212-603-5700

Signature, Place, and Date of Signing:

/s/ Michael Fischer
------------------
(Signature)

New York, New York
------------------
(City, State)

February 13, 2006
------------------
(Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

                              FORM 13F Summary Page

                                 Report Summary:


Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 92

Form 13F Information Table Value Total: $1,256,090 (thousands)

Confidential information has been omitted from this public Form 13F report and filed separately with the Securities and Exchange Commission.

List of Other Included Managers:

         None



                                                                FORM 13F
                                                                                                          (SEC USE ONLY)
QTR ENDED: 9/30/05                       Name of Reporting Manager:  Sandell Asset Management

                                                                                                                 Item 8:
Item 1:                            Item 2 :        Item 3:     Item 4:    Item 5:    Item 6:   Item 7:   Voting Authority (Shares)
Name of Issuer                  Title of Class     CUSIP     Fair Market Shares or Investment Managers    (a)      (b)     (c)
                                                   Number       Value   Principal  Discretion   See       Sole   Shared    None
                                                              (X$1000)    Amount              Instr.V

AIRTRAN HOLDINGS INC             COM              00949P-10-8     577     36,000 CALL SOLE                   36,000  -       -
ALAMOSA HLDGS INC                COM              011589-10-8  81,496  4,379,151 SH   SOLE                4,379,151  -       -
ALLSTATE CORP                    COM              020002-10-1   2,974     55,000 SH   SOLE                   55,000  -       -
ALTRIA GROUP INC                 COM              02209S-10-3   2,242     30,000 CALL SOLE                   30,000  -       -
AMERICAN INTERNATIONAL GROUP INC COM              026874-10-7     682     10,000 SH   SOLE                   10,000  -       -
AMERICAN ORIENTAL BIOENGR IN     COM              028731-10-7   4,594  1,041,660 SH   SOLE                1,041,660  -       -
ANALOG DEVICES INC               COM              032654-10-5   1,076     30,000 SH   SOLE                   30,000  -       -
APACHE CORP                      COM              037411-10-5   1,092     15,936 SH   SOLE                   15,936  -       -
AQUANTIVE INC                    COM              03839G-10-5   3,029    120,000 SH   SOLE                  120,000  -       -
AT&T INC                         COM              00206R-10-2   1,078     44,000 SH   SOLE                   44,000  -       -
BANK OF AMERICA CORPORATION      COM              060505-10-4     692     15,000 SH   SOLE                   15,000  -       -
BANK OF NEW YORK CO              COM              064057-10-2     478     15,000 SH   SOLE                   15,000  -       -
BED BATH & BEYOND INC            COM              075896-10-0   1,446     40,000 SH   SOLE                   40,000  -       -
BGVA BANCO FRANCES SA            SPONSORED ADR    07329M-10-0   1,089    152,300 SH   SOLE                  152,300  -       -
BROADWING CORP                   COM              11161E-10-1   1,059    175,000 SH   SOLE                  175,000  -       -
CABLEVISION SYS CORP             CL A NY CABLVS   12686VC-10-9    211      9,000 SH   SOLE                    9,000  -       -
CBS CORP NEW                     CL B             124857-20-2   2,550    100,000 SH   SOLE                  100,000  -       -
CENTRAL EUROPEAN DISTRIBUTION
  CORP                           COM              153435-10-2   3,147     80,000 SH   SOLE                   80,000  -       -
CMS ENERGY CORP                  COM              125896-10-0   9,951    685,800 SH   SOLE                  685,800  -       -
COMCAST CORP NEW                 CL A             20030N-10-1   7,128    275,000 SH   SOLE                  275,000  -       -
COMPANIA DE MINAS BUENAVENTU     SPONSORED ADR    204448-10-4   5,139    181,600 SH   SOLE                  181,600  -       -
CONOCOPHILLIPS                   COM              20825C-10-4   4,364     75,000 SH   SOLE                   75,000  -       -
CONSOL ENERGY INC                COM              20854P-10-9   1,330     20,400 SH   SOLE                   20,400  -       -
CONSTELLATION ENERGY GROUP INC   COM              210371-10-0   1,308     22,700 SH   SOLE                   22,700  -       -
CONTINENTAL AIRLINES INC         CL B             210795-30-8  25,560  1,200,000 CALL SOLE                1,200,000  -       -
COVANCE INC                      COM              222816-10-0   1,214     25,000 PUT  SOLE                   25,000  -       -
DELL INC                         COM              24702R-10-1   4,942    165,000 SH   SOLE                  165,000  -       -
DIGITAS INC                      COM              25388K-10-4   4,995    399,000 SH   SOLE                  399,000  -       -
DIRECTV GROUP INC                COM              25459L-10-6   4,667    330,500 SH   SOLE                  330,500  -       -
DPL INC                          COM              233293-10-9   1,561     60,000 SH   SOLE                   60,000  -       -
DUKE ENERGY CORP                 COM              264399-10-6   1,922     70,000 SH   SOLE                   70,000  -       -
DYNEGY INC                       CL A             26816Q-10-1   1,210    250,000 SH   SOLE                  250,000  -       -
EBAY INC                         COM              278642-10-3   4,322    100,000 SH   SOLE                  100,000  -       -
ECHOSTAR COMMUNICATINS NEW       CL A             278762-10-9   4,077    150,000 SH   SOLE                  150,000  -       -
EL PASO ELECTRIC CO              COM              283677-85-4   8,525    405,200 SH   SOLE                  405,200  -       -
ELECTRONIC ARTS INC              COM              285512-10-9   3,139     60,000 SH   SOLE                   60,000  -       -
ENERGY EAST CORP                 COM              29266M-10-9   4,560    200,000 SH   SOLE                  200,000  -       -
ENTERGY CORP                     COM              29364G-10-3   2,883     42,000 SH   SOLE                   42,000  -       -
ENVIROMENTAL POWER CORP          COM              29406L-20-1     240     34,285 SH   SOLE                   34,285  -       -
EXELON CORP                      COM              30161N-10-1   1,063     20,000 SH   SOLE                   20,000  -       -
FIRSTENERGY CORP                 COM              337932-10-7   1,715     35,000 SH   SOLE                   35,000  -       -
GENCORP INC                      COM              368682-10-0  63,611  3,583,700 SH   SOLE                3,583,700  -       -
GENCORP INC NOTE                 SDVC 2.250% 11/1 368682-AK-9   2,090  2,000,000 PRN  SOLE                   -       -       -
GENERAL DYNAMICS CORP            COM              369-550-90-8  2,851     25,000 SH   SOLE                   25,000  -       -
GOLDCORP INC CW07                W EX 05/30/200   380956-14-4  11,183  2,317,800 WTS  SOLE                2,317,800  -       -
GOLDCORP INC CW09                W EX 05/30/200   380956-16-9   5,314  1,101,300 WTS  SOLE                1,101,300  -       -
GOOGLE INC                       CL A             38259P-50-8   2,904      7,000 SH   SOLE                    7,000  -       -
HARMAN INTL INDS INC             COM              413086-10-9   2,936     30,000 SH   SOLE                   30,000  -       -
IDX SYSTEMS CORP                 COM              449491-10-9  39,545    900,172 SH   SOLE                  900,172  -       -
IHS INC                          CL A             451734-10-7   6,669    325,000 SH   SOLE                  325,000  -       -
IMS HEALTH INC                   COM              449934-10-8  21,785    874,200 SH   SOLE                  874,200  -       -
INTERNATIONAL BUSINESS MACHS     COM              459200-10-1   4,357     53,000 SH   SOLE                   53,000  -       -
IVAX CORP                        COM              465823-10-2 224,132  7,153,900 SH   SOLE                7,153,900  -       -
KINDER MORGAN INC KANS           COM              49455P-10-1     920     10,000 SH   SOLE                   10,000  -       -
KOHLS CORP                       COM              500255-10-4   1,944     40,000 SH   SOLE                   40,000  -       -
LIBERTY MEDIA CORP CL A          COM SER A        530718-10-5 129,154 16,410,888 SH   SOLE               16,410,888  -       -
MAXIM INTEGRATED PRODS INC       COM              57772K-10-1   2,899     80,000 SH   SOLE                   80,000  -       -
MONSTER WORLDWIDE INC            COM              611742-10-7   4,694    115,000 SH   SOLE                  115,000  -       -
MURPHY OIL CORP                  COM              626717-10-2     540     10,000 SH   SOLE                   10,000  -       -
NANOGEN INC                      COM              630075-10-9     402    154,003 SH   SOLE                  154,003  -       -
NCO GROUP INC                    COM              628858-10-2   1,057     62,475 SH   SOLE                   62,475  -       -
NEWS CORP INC CL A - SPONS ADR   CL A             65248E-10-4  41,137  2,645,435 SH   SOLE                2,645,435  -       -
NRG ENERGY INC                   COM              629377-50-8   8,703    184,700 SH   SOLE                  184,700  -       -
OCCIDENTAL PETE CORP DEL         COM              674599-10-5   9,074    113,600 SH   SOLE                  113,600  -       -
OFFICE MAX INC                   COM              67622P-10-1  56,921  2,244,500 SH   SOLE                2,244,500  -       -
OGE ENERGY CORP                  COM              670837-10-3   3,558    132,800 SH   SOLE                  132,800  -       -
ORACLE CORP                      COM              68389X-10-5   1,954    160,000 SH   SOLE                  160,000  -       -
OVERLAND STORAGE INC             COM              690310-10-7   2,260    281,800 SH   SOLE                  281,800  -       -
PEABODY ENERGY CORP              COM              704549-10-4   1,319     16,000 SH   SOLE                   16,000  -       -
PHARMACEUTICAL PRODUCT
   DEVELOPMENT INC               COM              717124-10-1   1,549     25,000 SH   SOLE                   25,000  -       -
PPL CORP                         COM              69351T-10-6     588     20,000 SH   SOLE                   20,000  -       -
PROGRESS ENERGY INC              COM              743263-10-5  13,176    300,000 CALL SOLE                  300,000  -       -
QUESTAR CORP                     COM              748356-10-2   1,961     25,900 SH   SOLE                   25,900  -       -
RELIANT ENERGY INC               COM              75952B-10-5   2,322    225,000 SH   SOLE                  225,000  -       -
RETAIL VENTURES INC              COM              76128Y-10-2  11,700    940,518 SH   SOLE                  940,518  -       -
ROCKWELL AUTOMATION INC          COM              773903-10-9   2,071     35,000 SH   SOLE                   35,000  -       -
SCHWAB CHARLES CORP              COM              808513-10-5   6,745    459,800 PUT  SOLE                  459,800  -       -
SELECT SECTOR SPDR TR            SBI HEALTHCARE   81369Y-20-9   1,586     50,000 SH   SOLE                   50,000  -       -
SIEBEL SYSTEMS INC               COM              826170-10-2 228,339 21,602,573 SH   SOLE               21,602,573  -       -
SOUTHERN UNION CO                COM              844030-10-6  52,618  2,226,755 SH   SOLE                2,226,755  -       -
SPANSION INC                     COM CL A         84649R-10-1   2,716    195,000 SH   SOLE                  195,000  -       -
SUNOCO INC                       COM              86764P-10-9   1,325     16,900 SH   SOLE                   16,900  -       -
TIME WARNER TELECOM INC          CL A             887319-10-1   4,669    474,000 SH   SOLE                  474,000  -       -
TOREADOR RESOURCES CORP          COM              891050-10-6     506     24,000 SH   SOLE                   24,000  -       -
TURKCELL ILETISIM HIZMET AS      SPONSORED ADR    900111-20-4   3,978    258,996 SH   SOLE                  258,996  -       -
UBIQUITEL INC                    COM              903474-30-2   3,531    357,000 SH   SOLE                  357,000  -       -
UNITED PARCEL SERVICE            CL B             911312-10-6   1,127     15,000 SH   SOLE                   15,000  -       -
VASOGEN INC                      COM              92232F-10-3      49     23,674 SH   SOLE                   23,674  -       -
WARNER MUSIC GROUP CORP          COM              934550-10-4     771     40,000 SH   SOLE                   40,000  -       -
WELLS FARGO&CO NEW               COM              949746-10-1   5,026     80,000 SH   SOLE                   80,000  -       -
* WENDYS INTL INC                COM              950590-10-9  32,286    584,250 SH   SHARED                  -      584,250 -
XM SATELLITE RADIO HLDGS INC     CL A             983759-10-1   8,211    301,000 SH   SOLE                  301,000  -       -


                                               Value Total $1,256,090

                                               Entry Total:        92

*  Represents positions also reported on 13F report filed by Nelson Peltz.